Contingencies	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Contingencies

(10) Contingencies:

The Partnership is a party to a number of lawsuits arising in the normal course of business. In the opinion of management, none of these matters are expected to have a material effect in the aggregate on the Partnership’s financial statements.

(10) Operating Lease Commitments and Contingencies:

Operating Lease Commitments

The Partnership has commitments under various operating leases at its parks. Future minimum lease payments under non-cancelable operating leases as of December 31, 2017 are as follows:

(In thousands)	Future Minimum Lease Payments
Year:
2018	$8,720
2019	7,592
2020	6,527
2021	5,937
2022	5,684
Thereafter	91,321

Total	$125,781

The amount due after 2022 includes the land lease at California’s Great America which is renewable in 2039. Lease expense, which includes short-term rentals for equipment and machinery, for the years ended December 31, 2017, 2016 and 2015 totaled $14.8 million, $12.8 million and $14.5 million, respectively.

Contingencies

The Partnership is also a party to a number of lawsuits arising in the normal course of business. In the opinion of management, none of these matters, beyond what has been disclosed within this document, are expected to have a material effect in the aggregate on the Partnership’s financial statements.